FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
FHLB, maximum amount available	$ 1,500,000,000	$ 881,000,000
Line of Credit | Medium-Term Note
Other Commitments [Line Items]
FABN, outstanding	1,500,000,000
Maximum aggregate principal amount	4,000,000,000.0
Municipal Bonds and Collateralized Mortgage Obligations
Other Commitments [Line Items]
FHLB, collateral pledged	793,000,000	800,000,000
Commercial Loan
Other Commitments [Line Items]
FHLB, collateral pledged	1,100,000,000	727,000,000
Non-recourse borrowings
Other Commitments [Line Items]
Aggregate commitments	12,300,000,000	10,300,000,000
Outstanding letters of credit	43,000,000	437,000,000
Future payments	$ 159,000,000	$ 43,000,000